UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21147

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 168.8%

Security	Principal Amount (000’s omitted)	Value
Education — 18.1%
California Educational Facilities Authority, (California Institute of Technology), 5.00%, 11/1/39(1)	$10,000	$10,483,300
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	2,680	2,924,362
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	550	586,245
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	940	986,483
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,375	1,418,532
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	3,630	3,858,400
California Educational Facilities Authority, (Stanford University), 5.00%, 6/1/43	5,250	5,931,345
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	650	738,498
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	6,200	6,570,388
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	1,874,900
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,175	1,213,775
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	800	809,160
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,463,245
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,395	2,573,667
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,520	2,689,898

		$45,122,198

Electric Utilities — 1.8%
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	$1,890	$1,920,599
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,375	2,556,759

		$4,477,358

General Obligations — 30.8%
Burbank Unified School District, (Election of 2013), 4.00%, 8/1/31(1)	$6,900	$6,638,007
California, 5.50%, 11/1/35	4,600	5,031,756
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38	20	20,866
Contra Costa Community College District, (Election of 2006), 5.00%, 8/1/38(1)	9,750	10,172,077
Foothill-De Anza Community College District, 5.00%, 8/1/36(1)	10,000	10,461,700
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	7,368,683
San Bernardino Community College District, 4.00%, 8/1/27(1)	5,775	5,781,295
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,375	1,467,840
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	2,545	2,728,902
San Francisco Bay Area Rapid Transit District, (Election of 2004), 5.00%, 8/1/35	5,000	5,248,650
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	1,910	2,041,809
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	2,230	2,363,978
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37	15	15,626
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,182,657
Santa Monica-Malibu Unified School District, (Election 2006), 4.50%, 7/1/36(1)	12,000	12,120,240

		$76,644,086

Hospital — 15.1%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$2,000	$2,036,060
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	1,750	1,852,795
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	576,543
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,505	4,462,968
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	1,795	1,821,243
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	2,565	2,563,153

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	$4,480	$4,588,954
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,100	2,112,621
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,279,050
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,170	2,173,841
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	3,950	3,954,108
Washington Township Health Care District, 5.00%, 7/1/32	3,165	3,044,888
Washington Township Health Care District, 5.25%, 7/1/29	3,005	3,004,880

		$37,471,104

Insured – Education — 7.4%
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	$8,250	$8,342,895
University of California, (AGM), 4.50%, 5/15/26(1)	3,095	3,205,677
University of California, (AGM), 4.50%, 5/15/28(1)	6,690	6,814,233

		$18,362,805

Insured – Electric Utilities — 16.5%
Anaheim Public Financing Authority, (Electric System District), (BHAC), (NPFG), 4.50%, 10/1/32(1)	$20,000	$20,331,399
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	2,240	2,331,258
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	6,750	7,384,770
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	2,000	2,208,860
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	3,840	3,026,726
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,081,470
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,592,480

		$40,956,963

Insured – General Obligations — 22.3%
Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$4,175	$4,422,369
Burbank Unified School District, (Election of 1997), (NPFG), 0.00%, 8/1/21	4,135	3,235,596
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	23,150	7,442,262
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	4,500	4,672,350
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	5,705	5,950,030
San Diego Community College District, (Election of 2006), (AGM), 5.00%, 8/1/32	15	15,992
San Diego Community College District, (Election of 2006), (AGM), 5.00%, 8/1/32(1)	6,100	6,503,515
San Diego Unified School District, (NPFG), 0.00%, 7/1/22	2,300	1,694,111
San Diego Unified School District, (NPFG), 0.00%, 7/1/23	5,000	3,478,900
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	4,359,647
San Mateo County, Community College District, (NPFG), 0.00%, 9/1/22	4,840	3,644,568
San Mateo County, Community College District, (NPFG), 0.00%, 9/1/23	4,365	3,094,567
San Mateo County, Community College District, (NPFG), 0.00%, 9/1/25	3,955	2,483,977
San Mateo Union High School District, (NPFG), 0.00%, 9/1/21	5,240	4,171,459
Ventura County, Community College District, (NPFG), 5.00%, 8/1/27	350	351,047

		$55,520,390

Insured – Hospital — 7.3%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34	$2,205	$2,254,811
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31(1)	10,000	10,408,700
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	3,500	3,517,430
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	2,000	1,988,620

		$18,169,561

Security	Principal Amount (000’s omitted)	Value
Insured – Lease Revenue/Certificates of Participation — 4.2%
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	$10,000	$10,369,900

		$10,369,900

Insured – Special Tax Revenue — 12.4%
Ceres, Redevelopment Agency Tax, (AMBAC), 4.00%, 11/1/36	$7,765	$6,073,783
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	595	531,275
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	7,240	6,184,336
Pomona, Public Financing Authority, (NPFG), 5.00%, 2/1/33	5,940	5,443,119
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	15,020	1,658,358
San Jose Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	3,680	3,020,986
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32(1)	7,500	7,931,475

		$30,843,332

Insured – Transportation — 2.1%
San Joaquin Hills, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/30	$3,445	$1,249,364
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	1,885	1,895,273
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/37	2,040	2,037,083

		$5,181,720

Insured – Water and Sewer — 10.4%
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37(1)	$7,000	$7,117,040
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	345	364,996
East Bay Municipal Utility District, Water System Revenue, (NPFG), 5.00%, 6/1/32(1)	6,500	6,876,740
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	1,595	1,649,948
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), 5.00%, 9/1/38	5,000	5,127,500
San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	2,750	2,606,670
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	2,075	2,082,843

		$25,825,737

Lease Revenue/Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$2,565	$2,564,820

		$2,564,820

Special Tax Revenue — 5.3%
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/39(1)	$6,285	$6,712,997
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, 5.00%, 7/1/36(1)	6,250	6,576,937

		$13,289,934

Transportation — 8.5%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29(1)	$6,500	$7,171,970
Long Beach, Harbor Revenue, 5.00%, 5/15/27	1,960	2,124,836
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,500	7,768,425
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,190	2,231,500
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,779,383

		$21,076,114

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 5.6%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37	$10	$10,716
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	5,725	6,134,738
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	7,831,875

		$13,977,329

Total Tax-Exempt Investments — 168.8% (identified cost $415,617,603)		$419,853,351

Other Assets, Less Liabilities — (68.8)%		$(171,178,381)

Net Assets — 100.0%		$248,674,970

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 48.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 18.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at December 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/14	100 U.S. 10-Year Treasury Note	Short	$(12,500,598)	$(12,304,687)	$195,911
3/14	119 U.S. Long Treasury Bond	Short	(15,523,704)	(15,269,188)	254,516

					$450,427

At December 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $450,427.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$232,258,452

Gross unrealized appreciation	$13,263,065
Gross unrealized depreciation	(10,468,166)

Net unrealized appreciation	$2,794,899

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$419,853,351	$—	$419,853,351
Total Investments	$—	$419,853,351	$—	$419,853,351
Futures Contracts	$450,427	$—	$—	$450,427
Total	$450,427	$419,853,351	$—	$420,303,778

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form
N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2014